Financial instruments: valuation - Hierarchy of liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of liabilities
Liabilities	£ 167,807	£ 236,157
Trading deposits
Fair value of liabilities
Liabilities	38,660	44,069
Debt securities in issue, trading
Fair value of liabilities
Liabilities	974	1,408
Short positions, trading
Fair value of liabilities
Liabilities	24,964	26,779
Derivatives [Member]
Fair value of liabilities
Liabilities	100,835	160,705
Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,103	1,607
Other deposits
Fair value of liabilities
Liabilities	568	796
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	703	793
Level 1
Fair value of liabilities
Liabilities	£ 20,507	£ 19,045
As % of Total FV Assets	12.00%	8.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 20,507	£ 19,045
Level 2
Fair value of liabilities
Liabilities	£ 146,691	£ 216,218
As % of Total FV Assets	88.00%	92.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 38,658	£ 44,062
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	974	1,408
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	4,456	7,734
Level 2 | Derivatives [Member]
Fair value of liabilities
Liabilities	100,229	159,818
Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,103	1,607
Level 2 | Other deposits
Fair value of liabilities
Liabilities	568	796
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	703	793
Level 3
Fair value of liabilities
Liabilities	£ 609	£ 894
As % of Total FV Assets	0.00%	0.00%
Level 3 | Trading deposits
Fair value of liabilities
Liabilities	£ 2	£ 7
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	1
Level 3 | Derivatives [Member]
Fair value of liabilities
Liabilities	606	887
Recurring | Level 3
Fair value of liabilities
Liabilities	£ 609	£ 894	£ 1,317